Share Options (Details) - Schedule of outstanding and exercisable share options separated ranges of exercise prices - shares	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	1,570,991	1,568,986
Share options outstanding [Member] | 0.000 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	152,640
Weighted average remaining contractual term (years)	2 years 5 months 1 day
Share options outstanding [Member] | 1.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	228,480
Weighted average remaining contractual term (years)	1 year 4 months 20 days
Share options outstanding [Member] | 1.67 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	43,200
Weighted average remaining contractual term (years)	2 years 2 months 15 days
Share options outstanding [Member] | 1.83 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	982,870
Weighted average remaining contractual term (years)	6 years 9 months
Share options outstanding [Member] | 3.2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	35,001
Weighted average remaining contractual term (years)	6 years 5 months 12 days
Share options outstanding [Member] | 3.79 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	60,000
Weighted average remaining contractual term (years)	1 year 7 months 2 days
Share options outstanding [Member] | 4.17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	28,800
Weighted average remaining contractual term (years)	3 years 10 days
Share options outstanding [Member] | 5.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	40,000
Weighted average remaining contractual term (years)	6 years 6 months 14 days
Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	1,048,297	1,096,887
Share options exercisable [Member] | 0.000 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	1 year 10 days
Share options exercisable	152,640
Share options exercisable [Member] | 1.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	1 year 4 months 20 days
Share options exercisable	228,480
Share options exercisable [Member] | 1.67 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	2 years 2 months 15 days
Share options exercisable	43,200
Share options exercisable [Member] | 1.83 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	4 years 8 months 12 days
Share options exercisable	489,239
Share options exercisable [Member] | 3.2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	6 years 5 months 12 days
Share options exercisable	10,938
Share options exercisable [Member] | 3.79 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	1 year 7 months 2 days
Share options exercisable	60,000
Share options exercisable [Member] | 4.17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	3 years 10 days
Share options exercisable	28,800
Share options exercisable [Member] | 5.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	6 years 6 months 14 days
Share options exercisable	35,000